STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income (loss)	$ (283,101)	$ (2,798,169)	$ (1,856,790)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Accrued interest	(3,637)	0	0
Depreciation	0	0	1,388
Stock option expense for consulting fees	421,923	80,080	40,826
Accretion expense	10,545	10,487	7,500
Change in fair value of derivative liability	(466,499)	2,216,119	1,620,319
Change in assets and liabilities:
GST receivables	(2,616)	(6,165)	14,871
Prepaid expenses	(4,012)	5,002	3,734
Accounts payable	47,396	(17,933)	(11,528)
Accrued liabilities	32,387	(14,970)	(11,213)
Net cash used in operating activities	(247,614)	(525,549)	(190,894)
Cash flows from investing activities
Deposits	(23,892)	(6,152)	(7,462)
Acquisition of oil and gas interests	(298,786)	(107,391)	(113,541)
Notes receivable advances to related parties	(103,309)	(65,814)	0
Net cash used in investing activities	(425,989)	(179,357)	(121,003)
Cash flows from financing activities
Proceeds from the issuance of common stock and warrants	301,600	969,502	226,400
Proceeds from the exercise of warrants	69,600	37,500	0
Net cash provided by financing activities	371,200	1,007,002	226,400
Foreign exchange effect on cash	(19,338)	4,391	2,118
Net increase (decrease) in cash	(321,739)	306,487	(83,379)
Cash, beginning balance	440,612	134,125	217,504
Cash, ending balance	118,873	440,612	134,125
Supplemental disclosure of cash flow information
Interest	0	0	0
Income taxes	$ 0	$ 0	$ 0